Share-Based Compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of options, Outstanding at end of the year	1,801,418
Number of options, Exercisable at end of the year	1,026,642
Consultants’ stock options [Member]
Number of options, Outstanding at beginning of the year	684,506	398,937	398,937
Number of options, Granted	33,889	285,569
Number of options, Forfeited/Expired
Number of options, Exercised
Number of options, Outstanding at end of the year	718,395	684,506	398,937
Number of options, Exercisable at end of the year	568,921	529,586	398,937
Weighted average exercise price, Outstanding at beginning of the year	$ 3.51	$ 2.69	$ 2.69
Weighted average exercise price, Granted	6.40	4.54
Weighted average exercise price, Exercised
Weighted average exercise price, Forfeited/Expired
Weighted average exercise price, Outstanding at beginning of the year	3.72	3.51	2.69
Weighted average exercise price, Exercisable at end of the year	$ 2.89	$ 2.69	$ 2.69
Weighted-Average Remaining Contractual Term (Years)	2 years 10 months 25 days
Employee Stock Option [Member]
Number of options, Outstanding at beginning of the year	974,272	453,973	483,482
Number of options, Granted	271,355	590,839	241,000
Number of options, Forfeited/Expired	(162,543)	(70,540)	(632,708)
Number of options, Exercised	(61)		(217,816)
Number of options, Outstanding at end of the year	1,083,023	974,272	453,973
Number of options, Exercisable at end of the year	457,721	243,373	143,974
Weighted average exercise price, Outstanding at beginning of the year	$ 4.54	$ 2.69	$ 2.69
Weighted average exercise price, Granted	5.78	5.78	2.69
Weighted average exercise price, Exercised	2.69		2.69
Weighted average exercise price, Forfeited/Expired	4.96	2.69	2.69
Weighted average exercise price, Outstanding at beginning of the year	4.75	4.54	2.69
Weighted average exercise price, Exercisable at end of the year	$ 3.72	$ 2.69	$ 2.69